Praxis Small Cap Fund
Praxis Small Cap Fund
Investment Objective
The Small Cap Fund seeks to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 60 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Small Cap Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Small Cap Fund		Class A	Class I
Management fees		0.85%	0.85%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses		0.81%	0.20%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.92%	1.06%
Fee Waiver and/or Expense Reimbursement		(0.19%)	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.73%	1.06%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Small Cap Fund Class A until April 30, 2014. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’ s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	1,079	1,491	2,636
Class I	108	337	585	1,294

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.78 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to achieve its objectives by primarily choosing investments that the Fund’s Sub-Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Under normal circumstances, the Fund invests at least 80 percent of its assets in equity securities of smaller companies. These equity securities include common stocks, preferred stocks, and securities convertible into common stock, rights and warrants. Smaller companies are those with market values at the time of investment between $400 million and $3 billion. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship investing core values.

The Sub-Adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Sub-Adviser’s primary approach to equity-related investing has two distinct but complementary components. First, the Sub-Adviser seeks to identify high quality companies based on various financial and fundamental criteria. Second, the Sub-Adviser invests in companies whose assets it has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. Both quantitative and qualitative factors are analyzed in identifying high quality companies as well as undervalued companies.

Stewardship Investing
The Fund also analyzes potential investments for their ability to reflect certain core social values including:
•	Respecting the dignity and value of all people
•	Building a world at peace and free from violence
•	Demonstrating a concern for justice in a global society
•	Exhibiting responsible management practices
•	Supporting and involving communities
•	Practicing environmental stewardship

Principal Investment Risks
The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Because the value of the Fund’s investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

The Fund is also subject to small capitalization company risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. The Fund is also subject to investment style risk, which is the chance that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better – or worse – than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund’s performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A — Annual Total Return Chart For the Periods Ended December 31, 2012

Best Quarter	Quarter Ended June 30, 2009	17.98%
Worst Quarter	Quarter Ended December 31, 2008	(28.06)%

Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Praxis Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	3.54%	2.74%	1.51%	May 01, 2007
Class A Return After Taxes on Distributions	3.34%	2.70%	1.47%	May 01, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.57%	2.35%	1.29%	May 01, 2007
Class A Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.34%	3.55%	2.17%	May 01, 2007
Class I	10.06%	4.33%	2.89%	May 01, 2007
Class I Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.34%	3.55%	2.17%	May 01, 2007